Note 7 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss before income taxes	$ (14,239,743)	$ (6,741,564)
Statutory tax rate - Australia	$ (3,559,936)	$ (1,685,391)
Statutory tax rate - Australia	25.00%	25.00%
Research and development tax incentive	$ 715,868	$ 1,225,577
Research and development tax incentive	(5.00%)	(18.00%)
Stock-based compensation	$ 25,430	$ 49,575
Stock-based compensation	(0.00%)	(1.00%)
Other	$ 1,125,016	$ 735,257
Other	(8.00%)	(11.00%)
Valuation allowances	$ 1,412,646	$ (625,602)
Valuation allowances	(10.00%)	9.00%
Effective tax rate	$ (0)	$ (0)
Effective tax rate	(0.00%)	0.00%
Canada Revenue Agency [Member]
Tax rate differential	$ (40,050)	$ (53,150)
Tax rate differential	0.00%	1.00%
Internal Revenue Service (IRS) [Member]
Tax rate differential	$ 140,051	$ 166,579
Tax rate differential	(1.00%)	(2.00%)
Tax and Customs Administration, Netherlands [Member]
Tax rate differential	$ 180,975	$ 187,155
Tax rate differential	(1.00%)	(3.00%)